PP&E - Accumulated Depreciation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	$ 878,856
Depreciation	(198,788)	$ (211,121)	$ (193,206)
PP&E at end of year	792,794	878,856
Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	891,214
PP&E at end of year	802,644	891,214
PP&ES | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(693,756)	(576,462)
Depreciation	(198,788)	(211,121)
Currency translation adjustments	17,702	16,391
Decrease and reclassifications	59,763	77,436
PP&E at end of year	(815,264)	(693,756)	(576,462)
PP&ES | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	891,214
PP&E at end of year	802,644	891,214
Real estate | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(24,565)	(25,064)
Depreciation	(5,908)	(6,322)
Currency translation adjustments	849	662
Decrease and reclassifications	778	6,159
PP&E at end of year	(28,846)	(24,565)	(25,064)
Real estate | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	119,593
PP&E at end of year	114,518	119,593
Switching equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(29,178)	(23,107)
Depreciation	(9,627)	(8,900)
Currency translation adjustments	3,111	2,710
Decrease and reclassifications	85	119
PP&E at end of year	(35,609)	(29,178)	(23,107)
Switching equipment | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	15,080
PP&E at end of year	17,983	15,080
Fixed network and transportation | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(323,855)	(277,336)
Depreciation	(76,355)	(85,559)
Currency translation adjustments	2,281	3,537
Decrease and reclassifications	26,090	35,503
PP&E at end of year	(372,005)	(323,855)	(277,336)
Fixed network and transportation | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	327,526
PP&E at end of year	304,108	327,526
Mobile network access | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(75,482)	(56,349)
Depreciation	(21,602)	(22,319)
Currency translation adjustments	2,905	2,419
Decrease and reclassifications	427	767
PP&E at end of year	(93,752)	(75,482)	(56,349)
Mobile network access | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	59,730
PP&E at end of year	49,097	59,730
Tower and pole | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(15,138)	(13,033)
Depreciation	(2,679)	(2,826)
Currency translation adjustments	726	600
Decrease and reclassifications	83	121
PP&E at end of year	(17,008)	(15,138)	(13,033)
Tower and pole | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	22,470
PP&E at end of year	20,603	22,470
Power equipment and Installations | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(25,652)	(20,315)
Depreciation	(5,885)	(6,068)
Currency translation adjustments	1,015	721
Decrease and reclassifications	14	10
PP&E at end of year	(30,515)	(25,652)	(20,315)
Power equipment and Installations | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	25,333
PP&E at end of year	27,165	25,333
Computer equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(130,284)	(99,008)
Depreciation	(41,574)	(35,657)
Currency translation adjustments	4,838	4,124
Decrease and reclassifications	1,502	257
PP&E at end of year	(165,518)	(130,284)	(99,008)
Computer equipment | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	91,251
PP&E at end of year	75,875	91,251
Goods lent to customers at no cost | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(27,268)	(23,416)
Depreciation	(31,233)	(39,185)
Currency translation adjustments	1,438	1,143
Decrease and reclassifications	30,495	34,190
PP&E at end of year	(26,579)	(27,268)	(23,416)
Goods lent to customers at no cost | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	52,129
PP&E at end of year	38,824	52,129
Vehicles | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(15,447)	(13,951)
Depreciation	(1,735)	(1,839)
Currency translation adjustments	95	78
Decrease and reclassifications	289	265
PP&E at end of year	(16,798)	(15,447)	(13,951)
Vehicles | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	3,722
PP&E at end of year	4,985	3,722
Machinery, diverse equipment and tools | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(22,717)	(21,599)
Depreciation	(927)	(1,416)
Currency translation adjustments	366	253
Decrease and reclassifications		45
PP&E at end of year	(23,279)	(22,717)	(21,599)
Machinery, diverse equipment and tools | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	4,621
PP&E at end of year	3,953	4,621
Other | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(4,170)	(3,284)
Depreciation	(1,263)	(1,030)
Currency translation adjustments	78	144
PP&E at end of year	(5,355)	(4,170)	$ (3,284)
Other | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	4,469
PP&E at end of year	4,708	4,469
Construction in progress | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	76,295
PP&E at end of year	58,843	76,295
Materials | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	88,995
PP&E at end of year	$ 81,982	$ 88,995